Segment Information and Geographic Data	12 Months Ended
Sep. 27, 2014
Segment Information and Geographic Data

Note 11 – Segment Information and Geographic Data

The Company reports segment information based on the “management” approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable segments.

The Company manages its business primarily on a geographic basis. As the Company continues to expand its business, management believes collaboration across its online, retail and indirect channels is integral to better serving its customers and optimizing its financial results. In 2015, management began reporting business performance and making decisions primarily on a geographic basis, including the results of its retail stores in each respective geographic segment. Accordingly, to align with the way the business is currently managed, the Company’s reportable operating segments now consist of the Americas, Europe, Greater China, Japan and Rest of Asia Pacific. Retail is no longer reported as a separate reportable operating segment. The Americas segment includes both North and South America. The Europe segment includes European countries, as well as India, the Middle East and Africa. The Greater China segment includes China, Hong Kong and Taiwan. The Rest of Asia Pacific segment includes Australia and Asian countries, other than those countries included in the Company’s other operating segments. Each operating segment provides similar hardware and software products and similar services. The accounting policies of the various segments are the same as those described in Note 1, “Summary of Significant Accounting Policies.”

The Company evaluates the performance of its operating segments based on net sales and operating income. Net sales for geographic segments are generally based on the location of customers and sales through the Company’s retail stores located in those geographic locations. Operating income for each segment includes net sales to third parties, related cost of sales and operating expenses directly attributable to the segment. In 2015, the Company also began allocating certain costs to its operating segments that were previously included in other corporate expenses, including certain share-based compensation costs. Advertising expenses are generally included in the geographic segment in which the expenditures are incurred. Operating income for each segment excludes other income and expense and certain expenses managed outside the operating segments. Costs excluded from segment operating income include various corporate expenses such as R&D, corporate marketing expenses, certain share-based compensation expense, income taxes, various nonrecurring charges and other separately managed general and administrative costs. The Company does not include intercompany transfers between segments for management reporting purposes.

The following table shows information by operating segment for 2014, 2013 and 2012 (in millions):

	2014	2013	2012
Americas:
Net sales	$80,095	$77,093	$71,060
Operating income	$26,158	$24,829	$26,244

Europe:
Net sales	$44,285	$40,980	$39,326
Operating income	$14,434	$12,767	$15,129

Greater China:
Net sales	$31,853	$27,016	$23,756
Operating income	$11,039	$8,499	$9,978

Japan:
Net sales	$15,314	$13,782	$10,913
Operating income	$6,904	$6,668	$5,826

Rest of Asia Pacific:
Net sales	$11,248	$12,039	$11,453
Operating income	$3,674	$3,762	$4,321

A reconciliation of the Company’s segment operating income to the Consolidated Statements of Operations for 2014, 2013 and 2012, is as follows (in millions):

	2014	2013	2012
Segment operating income	$62,209	$56,525	$61,498
Research and development expense	(6,041)	(4,475)	(3,381)
Other corporate expenses, net	(3,665)	(3,051)	(2,876)

Total operating income	$52,503	$48,999	$55,241

The U.S. and China were the only countries that accounted for more than 10% of the Company’s net sales in 2014, 2013 and 2012. There was no single customer that accounted for more than 10% of net sales in 2014, 2013 or 2012. Net sales for 2014, 2013 and 2012 and long-lived assets as of September 27, 2014 and September 28, 2013 are as follows (in millions):

	2014	2013	2012
Net sales:
U.S.	$68,909	$66,197	$60,949
China (1)	30,638	25,946	22,797
Other countries	83,248	78,767	72,762

Total net sales	$182,795	$170,910	$156,508

	2014	2013
Long-lived assets:
U.S.	$9,108	$7,399
China (1)	9,477	7,403
Other countries	2,917	2,786

Total long-lived assets	$21,502	$17,588

(1)	China includes Hong Kong. Long-lived assets located in China consist primarily of product tooling and manufacturing process equipment and assets related to retail stores and related infrastructure.

In 2015, the Company changed its categorization of product-level net sales reporting to better reflect its evolving products and services. Net sales by product for 2014, 2013 and 2012 have been reclassified to conform to the Company’s 2015 presentation and are as follows (in millions):

	2014	2013	2012
Net Sales by Product:
iPhone (1)	$101,991	$91,279	$78,692
iPad (1)	30,283	31,980	30,945
Mac (1)	24,079	21,483	23,221
Services (2)	18,063	16,051	12,890
Other Products (1)(3)	8,379	10,117	10,760

Total net sales	$182,795	$170,910	$156,508

(1)	Includes deferrals and amortization of related non-software services and software upgrade rights.

(2)	Includes revenue from the iTunes Store, App Store, Mac App Store and iBooks Store (collectively “iTunes”), AppleCare, licensing and other services.

(3)	Includes sales of iPod, Apple TV, Beats Electronics and Apple-branded and third-party accessories.